Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) (Parenthetical) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement of Stockholders' Equity [Abstract]
Number of warrants issued		5,500
Number of warrants issued		950,000
Net of Issuance costs	$ 41,444
Net of Issuance costs	$ 530,370